Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Preference shares [member]	Common shares [member]	Common shares [member] The private bank [member]	Common shares [member] Wellington Financial [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member] IFRS9 [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member] IFRS9 [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member] IAS 39 [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] IFRS9 [member]	Retained earnings [member] Previously stated [member]	Retained earnings [member] IFRS 15 [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Common shares [member]	Non-controlling interests [member]	Non-controlling interests [member] IFRS9 [member]	Non-controlling interests [member] IAS 39 [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2017															$ 60		$ 16,101								$ 202
Balance at beginning of period (Impact of adopting IFRS [member]) at Oct. 31, 2017												$ 85		$ (28)				$ (144)						$ (4)
Balance at beginning of period at Oct. 31, 2017		$ 1,797	$ 12,548				$ 738	$ 33	$ (369)	$ (10)		85		32		$ 137	15,957							198
Net income attributable to non-controlling interests	$ 5																						$ 5
Net gains (losses) on equity securities designated at FVOCI											$ 14
Net change in securities measured at FVOCI													$ (51)
Net income attributable to equity shareholders	1,323																1,323
Issued pursuant to the acquisition				$ 194	$ 47
Compensation expense arising from equity-settled share-based awards																5
Net change in foreign currency translation adjustments							(582)
Net change in cash flow hedges	6							6
Net change in post-employment defined benefit plans	107								107
Net change attributable to changes in credit risk	(3)									(3)
Dividends																					$ (18)	$ (574)	(4)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(17)
Premium on purchase of common shares for cancellation																	0
Issue of equity		450	278
Exercise of stock options and settlement of other equity-settled share-based awards																(10)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	17
Purchase of common shares for cancellation			0
Treasury shares		(1)	3
Other																3	(4)						(12)
Balance at end of period at Jan. 31, 2018	32,322	2,246	13,070			$ (17)	156	39	(262)	(13)	82		(19)			135	16,701						187
Balance at beginning of period at Jul. 31, 2018		2,250	13,201				843	10	(48)	(4)		56		(111)		133	18,051							173
Net income attributable to non-controlling interests	2																						2
Net gains (losses) on equity securities designated at FVOCI											10
Net change in securities measured at FVOCI													(28)
Net income attributable to equity shareholders	1,266																1,266
Issued pursuant to the acquisition				0	0
Compensation expense arising from equity-settled share-based awards																8
Net change in foreign currency translation adjustments							181
Net change in cash flow hedges	(28)							(28)
Net change in post-employment defined benefit plans	(95)								(95)
Net change attributable to changes in credit risk	(8)									(8)
Dividends																					(24)	(602)	(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(1)
Premium on purchase of common shares for cancellation																	(163)
Issue of equity		0	94
Exercise of stock options and settlement of other equity-settled share-based awards																(4)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	1
Purchase of common shares for cancellation			(52)
Treasury shares		0	0
Other																(1)	8						0
Balance at end of period (Previously stated [member]) at Oct. 31, 2018																	18,537
Balance at end of period (Impact of adopting IFRS [member]) at Oct. 31, 2018																				$ 6
Balance at end of period at Oct. 31, 2018	35,116	2,250	13,243			777	1,024	(18)	(143)	(12)	65	$ 65	(139)	$ (139)		136	18,543		$ 18,537				173	$ 173
Net income attributable to non-controlling interests	4																						4
Net gains (losses) on equity securities designated at FVOCI											2
Net change in securities measured at FVOCI													92
Net income attributable to equity shareholders	1,178																1,178
Issued pursuant to the acquisition				$ 0	$ 0
Compensation expense arising from equity-settled share-based awards																4
Net change in foreign currency translation adjustments							(28)
Net change in cash flow hedges	43							43
Net change in post-employment defined benefit plans	(135)								(135)
Net change attributable to changes in credit risk	10									10
Dividends																					$ (23)	$ (603)	(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(9)
Premium on purchase of common shares for cancellation																	0
Issue of equity		325	104
Exercise of stock options and settlement of other equity-settled share-based awards																(9)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	9
Purchase of common shares for cancellation			0
Treasury shares		0	3
Other																0	(3)						(1)
Balance at end of period at Jan. 31, 2019	$ 36,083	$ 2,575	$ 13,350			$ 752	$ 996	$ 25	$ (278)	$ (2)	$ 58		$ (47)			$ 131	$ 19,101						$ 174